Investment Objectives and Goals	Jan. 28, 2026
Keeley Gabelli Small Cap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Keeley Gabelli Small Cap Dividend Fund Class (A) Shares: KSDVX Class (I) Shares: KSDIX
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Keeley Gabelli Small Cap Dividend Fund (the “Fund”) seeks capital appreciation and current income.
Keeley Gabelli SMID Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	KEELEY-GABELLI SMID Cap Value Fund Class (A) Shares: KSMVX Class (I) Shares: KSMIX
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Keeley Gabelli SMID Cap Value Fund (the “Fund”) seeks capital appreciation.
Keeley Gabelli Mid Cap Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Keeley Gabelli Mid Cap Dividend Fund Class (A) Shares: KMDVX Class (I) Shares: KMDIX
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Keeley Gabelli Mid Cap Dividend Fund (the “Fund”) seeks capital appreciation.